Redeemable Series A-1 Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Redeemable Series A-1 Preferred Stock

15. REDEEMABLE SERIES A-1 PREFERRED STOCK

On October 19, 2018, the Company issued 12,000 shares of Redeemable Series A-1 Preferred Stock with a par value of $0.0001 per share and a detachable warrant to purchase 534,240 shares of the Company’s common stock. Each preferred share was issued as part of a unit, which consisted of one share of the Redeemable Series A-1 Preferred Stock at $0.01 million per share.

On April 13, 2020, the Company amended and restated the certificate of designation of the Company’s Redeemable Series A-1 Preferred Stock. The most significant changes in the amendment included (i) the Redeemable Series A-1 Preferred Stock became pari passu with the Convertible and Redeemable Series A-2 Preferred Stock (Note 16), (ii) the maturity was extended to October 2024; (iii) the Company could use up to $50.0 million of indebtedness or cash on hand to redeem the Redeemable Series A-1 Preferred Stock, and (iv) upon an IPO, up to 50.0% of accumulated dividends could be paid in shares of common stock and (v) the Company could elect to reduce the three year make whole penalty to a two year make whole penalty if the warrant issued in connection with the issuance of the Redeemable Series A-1 Preferred Stock was redeemed in full at a share price of no less than $31.60. Following a partial redemption of outstanding Redeemable Series A-1 Preferred Stock, the dividend rate of the remaining Redeemable Series A-1 Preferred Stock would be reduced proportionally (between 15.0% and 9.0%) in relation to the proportion of Redeemable Series A-1 Preferred Stock redeemed, with the rate increasing by an additional 1.0% for dividends that are accrued versus paid in cash. Based on a qualitative assessment performed by the Company, the Redeemable Series A-1 Preferred Stock amendments did not represent a significant long-term change to the original terms of the instrument and, therefore, there was no change in the accounting of the instrument.

On July 27, 2020, the Company redeemed in full the Redeemable Series A-1 Preferred Stock, including the guaranteed minimum two-year dividend. The Company used $131.8 million of the IPO proceeds and 1,786,739 shares of common stock to redeem all outstanding shares of the Company’s Redeemable Series A-1 Preferred Stock. The total accreted value immediately prior to redemption was $40.8 million. The difference between the fair value of the consideration transferred to the holder of the Series A-1 Preferred Stock and the instrument’s carrying value immediately before the redemption of $24.3 million, was treated as a deemed dividend to the holder.

The Redeemable Series A-1 Preferred Stock contained restrictive covenants. As of December 31, 2019, the Company was subject to a consolidated total leverage ratio (including the outstanding principal and accrued dividend on the Redeemable Series A-1 Preferred Stock) limit of less than 10.0 times as of the end of any fiscal quarter ending until maturity. The Company was in compliance with the covenants as of December 31, 2019.

Before redemption, the Redeemable Series A-1 Preferred Stock accrued dividends quarterly at an annual rate of 15.0% with respect to dividends that were paid in cash and at an annual rate of 14.2% with respect to dividends that were accrued. Total accrued and unpaid dividends as of December 31, 2019 were $21.9 million.

At issuance the Company determined that the detachable warrant (Note 11) and the contingent put option were required to be accounted for separately. As of July 27, 2020 and December 31, 2019, the contingent put option issued in connection with the Redeemable Series A-1 Preferred Stock had a fair value of $12.1 million and $7.1 million, respectively. The change in value of $26.3 million and $19.2 million for the three and nine months ended September 30, 2020 was recorded to other expense.

As of September 30, 2019, the Company determined that the fair value of the contingent put option related to the Redeemable Series A-1 Preferred Stock was immaterial as the probability of the feature being exercised was considered remote.

17. REDEEMABLE SERIES A-1 PREFERRED STOCK

On October 19, 2018, the Company issued 12,000 shares of Redeemable Series A-1 Preferred Stock with a par value of $0.0001 per share and a detachable warrant to purchase 534,240 shares of the Company’s common stock (Note 12). Each preferred share was issued as part of a unit, which consisted of one share of the Redeemable Series A-1 Preferred Stock at $0.01 million per share.

In the event of the occurrence of (i) a change of control with respect to the Company, (ii) a sale of the Company, (iii) an IPO, (iv) any recapitalization of the Company or other similar transaction in each case to the extent financed by third party capital, (v) an event of noncompliance or (vi) the fifth anniversary of the closing date (each, a “Mandatory Redemption Event”), the Company shall, at the option of the holder(s) of a majority of the outstanding Redeemable Series A-1 Preferred Stock, redeem all shares of the Redeemable Series A-1 Preferred Stock, for cash, to the extent permitted by Law, at a price per share of Redeemable Series A-1 Preferred Stock equal to the applicable redemption price on such mandatory redemption date. The Company may, at its option (“Optional Redemption Event”) on any one or more dates, redeem all or a portion of the outstanding Redeemable Series A-1 Preferred Stock in cash subject to certain terms and conditions.

The Redeemable Series A-1 Preferred Stock contains restrictive covenants. As of December 31, 2019 and 2018, the Company was subject to a consolidated total leverage ratio (including the outstanding principal and accrued dividend on the Redeemable Series A-1 Preferred Stock) to be lower than 10.0 times as of the end of any fiscal quarter ending until maturity. The Company was in compliance with the covenants as of December 31, 2019 and 2018. The Redeemable Series A-1 Preferred Stock has a liquidation preference of $0.01 million per share.

Total proceeds received and transaction costs incurred from the issuance of the Redeemable Series A-1 Preferred Stock in 2018 amounted to $120.0 million and $1.6 million, respectively. Proceeds received were allocated based on the fair value of the instrument without the warrant and of the warrant itself at the time of issuance. The portion of the proceeds allocated to the warrant was $12.8 million. Both the transaction costs and the value of the warrant were treated as a discount to the Redeemable Series A-1 Preferred Stock.

The Redeemable Series A-1 Preferred Stock accrues dividends quarterly at an annual rate of 15% with respect to any dividends paid in cash and at an annual rate of 14.2% with respect to dividends that are accrued. In the case of a mandatory redemption event, the holder is guaranteed a minimum of two years of dividends or in the event of an optional redemption event, the holder is guaranteed a minimum of three years of dividends. Total accrued and unpaid dividends as of December 31, 2019 and 2018 were $21.9 million and $3.4 million, respectively.

The Company classified the Redeemable Series A-1 Preferred Stock as mezzanine equity as the instrument is redeemable at the option of the holder majority. Since the mandatorily redeemable feature is probable of occurring, the Company accreted the instrument to its redemption value using the effective interest method and recognized any changes against additional paid in capital. The total accreted amount as of December 31, 2019 and 2018 was $23.2 million and $3.6 million, respectively. At issuance the Company determined that the detachable warrant (Note 12) and the contingent put option (Note 13) were required to be accounted for separately.